Consolidated Balance Sheets (Parenthetical) - Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Unamortized discount of convertible debenture	$ 65,742	$ 65,444
Common stock, shares issued	251,285,912	211,841,789
Common stock, shares outstanding	251,285,912	211,841,789